Defined benefit scheme (Schedule of Present Value of Defined Benefit Obligation in Current Period) (Details) - Defined Benefit Obligation [Member] ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 ILS (₪)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 ILS (₪)
Disclosure of defined benefit plans [line items]
Opening defined benefit obligation	₪ 5,944	$ 1,630	₪ 5,481
Current service cost	489	134	474
Interest cost	327	90	269
Actuarial losses/(gains) arising from changes in financial assumptions	(7)	(2)	194
Actuarial losses/(gains) arising from changes in demographic assumptions	(72)	(20)	0
Actuarial losses arising from experience adjustments	283	78	24
Benefits paid	(171)	(47)	(498)
Closing defined benefit obligation	₪ 6,793	$ 1,863	₪ 5,944